ASSET ACQUISITION -Net identifiable assets acquired and purchase consideration (FY) (Details) - USD ($) $ in Thousands	Jul. 01, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Net identifiable assets
Investment properties		$ 34,387	$ 35,542
NET ASSETS		$ 308,464	$ 318,339		$ 288,079
Asia Freeport Holdings Pte. Ltd.
Net identifiable assets
Investment properties				$ 34,986
Other assets				529
Other liabilities				8,727
NET ASSETS				$ 26,788
Purchase consideration
Cash consideration paid	$ 5,187
Consideration, Settlement of liabilities	21,107
Transaction costs	494
Total consideration	$ 26,788